EXPLORATION AND EVALUATION ASSETS	12 Months Ended
Dec. 31, 2021
9. EXPLORATION AND EVALUATION ASSETS
9.	EXPLORATION AND EVALUATION ASSETS

The Company has accumulated the following acquisition, exploration and evaluation costs which are not subject to depletion:

	Durango, Mexico	British Columbia & Yukon, anada	Total

Balance, January 1, 2020	$9,826	$1	$9,827

Costs incurred during 2020:
Drilling and exploration	146	-	146
Assessments and taxes	83	-	83
Effect of movements in exchange rates	(4)	-	(4)

Balance, December 31, 2020	$10,051	$1	$10,052
Costs incurred during 2021:
Drilling and exploration	1,047	-	1,047
Assessments and taxes	68	-	698
Effect of movements in exchange rates	3	-	3
Option income	(117)	-	(117)

Balance, December 31, 2021	$11,052	$1	$11,053

Additional information on the Company’s exploration and evaluation properties by region is as follows:

(a)	Durango, Mexico

The Company’s subsidiary Avino Mexico owns 42 mineral claims and leases four mineral claims in the state of Durango, Mexico. The Company’s mineral claims in Mexico are divided into the following four groups:

(I)	Avino Mine area property

The Avino Mine area property is situated around the towns of Panuco de Coronado and San Jose de Avino and surrounding the historic Avino mine site. There are four exploration concessions covering 154.4 hectares, 24 exploitation concessions covering 1,284.7 hectares, and one leased exploitation concession covering 98.83 hectares. Within the Avino Mine site area is the Company’s San Gonzalo Mine, which achieved production at levels intended by management as of October 1, 2012, and on this date accumulated exploration and evaluation costs were transferred to mining properties.

(ii)	Gomez Palacio/Ana Maria property

The Ana Maria property is located near the town of Gomez Palacio, and consists of nine exploration concessions covering 2,549 hectares, and is also known as the Ana Maria property.

Option Agreement – Silver Wolf Exploration Ltd. (formerly Gray Rock Resources Ltd.) (“Silver Wolf”)

On March 11, 2021, the Company was informed that Silver Wolf received TSX Venture Exchange approval on the previously-announced entrance into an option agreement to grant Silver Wolf the exclusive right to acquire a 100% interest in the Ana Maria and El Laberinto properties in Mexico (the “Option Agreement”). In exchange, Avino received Silver Wolf share purchase warrants to acquire 300,000 common shares of Silver Wolf at an exercise price of C$0.20 per share for a period of 36 months from the date of the TSX Venture Exchange’s final acceptance of the Option Agreement  (the “Approval Date”).  In order to exercise the option, Silver Wolf will:

1.	Issue to Avino a total of C$600 in cash or common shares of Silver Wolf as follows:

a.	C$50 in common shares of Silver Wolf within 30 days of the Approval Date (received on March 26, 2021 – see Note 6 for details);
b.	A further C$50 in cash or shares of Silver Wolf at Avino’s discretion on or before the first anniversary of the Approval Date;
c.	A further C$100 in cash or shares of Silver Wolf at Avino’s discretion on or before the second anniversary of the Approval Date;
d.	A further C$200 in cash or shares of Silver Wolf at Avino’s discretion on or before the third anniversary of the Approval Date; and
e.	A further C$200 in cash or shares of Silver Wolf at Avino’s discretion on or before the fourth anniversary of the Approval Date; and

2.	Incur a total of C$750 in exploration expenditures on the properties, as follows:

a.	C$50 on or before the first anniversary of the Approval Date;
b.	A further C$100 on or before the second anniversary of the Approval Date; and
c.	A further C$600 on or before the fourth anniversary of the Approval Date.

Under the Option Agreement, the parties intend that the first two year’s payments (C$200 in cash or shares), and first C$150 in exploration work will be firm commitments by Silver Wolf. All share issuances will be based on the average volume weighted trading price of Silver Wolf’s shares on the TSX Venture Exchange for the ten (10) trading days immediately preceding the date of issuance of the shares, and the shares will be subject to resale restrictions under applicable securities legislation for 4 months and a day from their date of issue.

The Option Agreement between the Company and Silver Wolf is considered a related party transaction as the two companies have directors in common.

(iii)	Santiago Papasquiaro property

The Santiago Papasquiaro property is located near the village of Santiago Papasquiaro, and consists of four exploration concessions covering 2,552.6 hectares and one exploitation concession covering 602.9 hectares.

(iv)	Unification La Platosa properties

The Unification La Platosa properties, consisting of three leased concessions in addition to the leased concession described in note (i) above, are situated within the Avino Mine area property near the towns of Panuco de Coronado and San Jose de Avino and surrounding the Avino Mine.

In February 2012, the Company’s wholly-owned Mexican subsidiary entered into a new agreement with Minerales de Avino, S.A. de C.V. (“Minerales”) whereby Minerales has indirectly granted to the Company the exclusive right to explore and mine the La Platosa property known as the “ET zone”. The ET zone includes the Avino Mine, where production at levels intended by management was achieved on July 1, 2015.

Under the agreement, the Company has obtained the exclusive right to explore and mine the property for an initial period of 15 years, with the option to extend the agreement for another 5 years. In consideration of the granting of these rights, the Company issued 135,189 common shares with a fair value of C$250 during the year ended December 31, 2012.

The Company has agreed to pay to Minerales a royalty equal to 3.5% of net smelter returns (“NSR”). In addition, after the start of production, if the minimum monthly processing rate of the mine facilities is less than 15,000 tonnes, then the Company must pay to Minerales a minimum royalty equal to the applicable NSR royalty based on the processing at a monthly rate of 15,000 tonnes.

Minerales has also granted to the Company the exclusive right to purchase a 100% interest in the property at any time during the term of the agreement (or any renewal thereof), upon payment of $8 million within 15 days of the Company’s notice of election to acquire the property. The purchase would be subject to a separate purchase agreement for the legal transfer of the property.

(b)	British Columbia, Canada

(i)	Minto and Olympic-Kelvin properties

The Company’s mineral claims in British Columbia encompass two additional properties, Minto and Olympic-Kelvin, each of which consists of 100% owned Crown-granted mineral claims located in the Lillooet Mining Division.

(c)	Yukon, Canada

The Company has a 100% interest in 14 quartz leases located in the Mayo Mining Division of Yukon, Canada, which collectively comprise the Eagle property.